Debt (Details 2) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended												12 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2012 Senior unsecured notes due 2019	Dec. 31, 2011 Senior unsecured notes due 2019	May 26, 2011 Senior unsecured notes due 2019 EVHC	Dec. 31, 2012 Senior unsecured notes due 2019 EVHC	Dec. 31, 2012 Senior unsecured notes due 2019 EVHC Period prior to June 1, 2014	Dec. 31, 2012 Senior unsecured notes due 2019 EVHC Period prior to June 1, 2014 Maximum	Dec. 31, 2012 Senior unsecured notes due 2019 EVHC Period on and after June 1, 2014 and prior to June 1, 2015	Dec. 31, 2012 Senior unsecured notes due 2019 EVHC Period on or after June 1, 2015 and prior to June 1, 2016	Dec. 31, 2012 Senior unsecured notes due 2019 EVHC Period on or after June 1, 2016 and prior to June 1, 2017	Dec. 31, 2012 Senior unsecured notes due 2019 EVHC Period on or after June 1, 2017	Sep. 30, 2013 Senior subordinated unsecured notes purchased by EVHC's captive insurance subsidiary	Dec. 31, 2012 Senior subordinated unsecured notes purchased by EVHC's captive insurance subsidiary	Jun. 30, 2012 Senior subordinated unsecured notes purchased by EVHC's captive insurance subsidiary	Jun. 30, 2012 Senior subordinated unsecured notes purchased by EVHC's captive insurance subsidiary EVHC	May 27, 2011 Credit Facilities EVHC	Dec. 31, 2012 Term Loan Facility	Sep. 30, 2013 Term Loan Facility	Dec. 31, 2011 Term Loan Facility	Feb. 07, 2013 Term Loan Facility EVHC	Dec. 31, 2012 Term Loan Facility EVHC	Feb. 07, 2013 Term Loan Facility EVHC Option one	Dec. 31, 2012 Term Loan Facility EVHC Option one	Feb. 07, 2013 Term Loan Facility EVHC Option one Adjusted LIBOR rate	Feb. 07, 2013 Term Loan Facility EVHC Option two	Dec. 31, 2012 Term Loan Facility EVHC Option two	Feb. 07, 2013 Term Loan Facility EVHC Option two Overnight federal funds rate	Dec. 31, 2012 Term Loan Facility EVHC Option two Overnight federal funds rate	Feb. 07, 2013 Term Loan Facility EVHC Option two Adjusted LIBOR rate	Dec. 31, 2012 Term Loan Facility EVHC Option two Adjusted LIBOR rate	May 24, 2011 Term Loan Facility Predecessor	Dec. 31, 2012 ABL Facility	Feb. 27, 2013 ABL Facility EVHC	Dec. 31, 2012 ABL Facility EVHC	Dec. 31, 2012 ABL Facility EVHC Minimum	Dec. 31, 2012 ABL Facility EVHC Maximum	Feb. 27, 2013 ABL Facility EVHC Option one Overnight federal funds rate	Feb. 27, 2013 ABL Facility EVHC Option one Adjusted LIBOR rate	Dec. 31, 2012 ABL Facility EVHC Option one Adjusted LIBOR rate	Dec. 31, 2012 ABL Facility EVHC Option one Adjusted LIBOR rate Minimum	Dec. 31, 2012 ABL Facility EVHC Option one Adjusted LIBOR rate Maximum	Dec. 31, 2012 ABL Facility EVHC Option two Minimum	Dec. 31, 2012 ABL Facility EVHC Option two Maximum	Dec. 31, 2012 ABL Facility EVHC Option two Overnight federal funds rate	Feb. 27, 2013 ABL Facility EVHC Option two Adjusted LIBOR rate	Dec. 31, 2012 ABL Facility EVHC Option two LIBOR rate
Long-Term Debt
Debt issued											$ 950,000,000																$ 150,000,000
Maximum borrowing capacity																							1,800,000,000					1,440,000,000												450,000,000	350,000,000
Amount of debt held	2,237,723,000		2,372,289,000	2,237,723,000		2,659,380,000			950,000,000	950,000,000									(15,000,000)	(15,000,000)	15,000,000	15,000,000		1,160,609,000	1,301,475,000	1,421,101,000													125,000,000
Interest rate (as a percent)												8.125%							8.125%					5.25%	4.00%	5.25%
Redemption price of debt instrument as a percentage of principal amount													100.00%		106.094%	104.063%	102.031%	100.00%
Percentage of aggregate principal amount of debt instrument that may be redeemed														35.00%
Redemption price of debt instrument as a percentage of principal amount with proceeds of certain equity offerings													108.125%
Repurchase price of debt instrument as a percentage of principal amount in the event of a change of control												101.00%
Repurchase price of debt instrument as a percentage of principal amount in the event of sale of assets												100.00%
Reference rate (as a percent)																													1.00%	1.50%		2.00%	2.50%
Interest rate margin (as a percent)																													3.00%	3.75%		2.00%	2.75%	0.50%	0.50%	1.00%	1.00%							0.50%			2.25%	2.75%	1.25%	1.75%	0.50%	1.00%	1.00%
Variable interest rate basis																															LIBOR					one-month LIBOR rate	one-month LIBOR								LIBOR	LIBOR						one-month LIBOR rate	one-month ABL LIBOR
Commitment fee (as a percent)																																										0.375%	0.50%
Outstanding debt			87,800,000			130,200,000																																	130,200,000
Available borrowing capacity																																							94,800,000
Borrowing outstanding																																							125,000,000
Period of average excess availability exceeding agreed upon thresholds																																							30 days
Fixed charge coverage ratio																																							1.0
Loss on early debt extinguishment	(29,519,000)	(1,561,000)		(29,641,000)	(6,733,000)	(8,307,000)	(10,069,000)	(19,091,000)																														(10,100,000)
Repayments of debt and capital lease obligations	3,339,000	53,142,000	426,772,000	10,383,000	225,616,000	283,616,000	4,116,000	458,886,000																250,000,000
Unamortized debt issuance costs written-off																								$ 8,300,000			$ 100,000